Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets	The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

		Carrying amount				Fair value
(in thousands of USD)	Note	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2024

Financial assets measured at fair value
Interest rate swaps	20-22	2,145	—	—	2,145	—	2,145	—	2,145
		2,145	—	—	2,145

Financial assets not measured at fair value
Non-current receivables	20	—	73,797	—	73,797	—	—	73,797	73,797
Lease receivables	22	—	1,263	—	1,263	—	958	—	958
Trade and other receivables *	22	—	184,409	—	184,409	—	—	—	—
Cash and cash equivalents	—	—	38,869	—	38,869	—	—	—	—
		—	298,338	—	298,338

Financial liabilities measured at fair value
Forward exchange contracts		1,373	—	—	1,373	—	1,373	—	1,373
		1,373	—	—	1,373

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	1,622,703	1,622,703	—	1,648,136	—	1,648,136
Unsecured bank loans	16	—	—	30,103	30,103	—	30,103	—	30,103
Unsecured other notes	16	—	—	202,620	202,620	202,225	—	—	202,225
Other borrowings	16	—	—	763,085	763,085	—	771,798	—	771,798
Lease liabilities	16	—	—	3,744	3,744	—	3,383	—	3,383
Trade and other payables *	17	—	—	50,700	50,700	—	—	—	—
		—	—	2,672,955	2,672,955

		Carrying amount				Fair value
(in thousands of USD)	Note	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
June 30, 2025
Financial assets measured at fair value
Interest rate swaps	20-22	16,665	—	—	16,665	—	16,665	—	16,665
Forward currency swaps	22	106	—	—	106	—	106	—	106
Bunker derivatives	21	376	—	—	376	—	376	—	376
		17,147	—	—	17,147

Financial assets not measured at fair value
Non-current receivables	20	—	80,316	—	80,316	—	—	80,316	80,316
Lease receivables	20	—	330	—	330	—	245	—	245
Trade and other receivables *	22	—	292,035	—	292,035	—	—	—	—

Cash and cash equivalents	—	—	155,048	—	155,048	—	—	—	—
		—	527,729	—	527,729

Financial liabilities measured at fair value
Bunker derivatives	—	104	—	—	104	—	104	—	104
		104	—	—	104

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	3,929,953	3,929,953	—	3,907,605	—	3,907,605
Unsecured bank loans	16	—	—	83,011	83,011	—	83,011	—	83,011
Unsecured other notes	16	—	—	202,950	202,950	202,709	—	—	202,709
Other borrowings	16	—	—	1,306,112	1,306,112	—	1,318,208	—	1,318,208
Lease liabilities	16	—	—	119,696	119,696	—	119,652	—	119,652
Trade and other payables *	17	—	—	122,713	122,713	—	—	—	—
		—	—	5,764,435	5,764,435

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 22), deferred income and VAT payables (included in other payables) (see Note 17), which are not financial assets (liabilities) are not included.

Disclosure of financial liabilities	The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

		Carrying amount				Fair value
(in thousands of USD)	Note	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2024

Financial assets measured at fair value
Interest rate swaps	20-22	2,145	—	—	2,145	—	2,145	—	2,145
		2,145	—	—	2,145

Financial assets not measured at fair value
Non-current receivables	20	—	73,797	—	73,797	—	—	73,797	73,797
Lease receivables	22	—	1,263	—	1,263	—	958	—	958
Trade and other receivables *	22	—	184,409	—	184,409	—	—	—	—
Cash and cash equivalents	—	—	38,869	—	38,869	—	—	—	—
		—	298,338	—	298,338

Financial liabilities measured at fair value
Forward exchange contracts		1,373	—	—	1,373	—	1,373	—	1,373
		1,373	—	—	1,373

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	1,622,703	1,622,703	—	1,648,136	—	1,648,136
Unsecured bank loans	16	—	—	30,103	30,103	—	30,103	—	30,103
Unsecured other notes	16	—	—	202,620	202,620	202,225	—	—	202,225
Other borrowings	16	—	—	763,085	763,085	—	771,798	—	771,798
Lease liabilities	16	—	—	3,744	3,744	—	3,383	—	3,383
Trade and other payables *	17	—	—	50,700	50,700	—	—	—	—
		—	—	2,672,955	2,672,955

		Carrying amount				Fair value
(in thousands of USD)	Note	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
June 30, 2025
Financial assets measured at fair value
Interest rate swaps	20-22	16,665	—	—	16,665	—	16,665	—	16,665
Forward currency swaps	22	106	—	—	106	—	106	—	106
Bunker derivatives	21	376	—	—	376	—	376	—	376
		17,147	—	—	17,147

Financial assets not measured at fair value
Non-current receivables	20	—	80,316	—	80,316	—	—	80,316	80,316
Lease receivables	20	—	330	—	330	—	245	—	245
Trade and other receivables *	22	—	292,035	—	292,035	—	—	—	—

Cash and cash equivalents	—	—	155,048	—	155,048	—	—	—	—
		—	527,729	—	527,729

Financial liabilities measured at fair value
Bunker derivatives	—	104	—	—	104	—	104	—	104
		104	—	—	104

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	3,929,953	3,929,953	—	3,907,605	—	3,907,605
Unsecured bank loans	16	—	—	83,011	83,011	—	83,011	—	83,011
Unsecured other notes	16	—	—	202,950	202,950	202,709	—	—	202,709
Other borrowings	16	—	—	1,306,112	1,306,112	—	1,318,208	—	1,318,208
Lease liabilities	16	—	—	119,696	119,696	—	119,652	—	119,652
Trade and other payables *	17	—	—	122,713	122,713	—	—	—	—
		—	—	5,764,435	5,764,435

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 22), deferred income and VAT payables (included in other payables) (see Note 17), which are not financial assets (liabilities) are not included.

Disclosure of financial instruments not measured at fair value	The following tables show
the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Financial instruments measured at fair value
Interest rate swaps
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable
Commodity derivatives	Fair value is determined based on the present value of the quoted forward price.	Not applicable

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Non-current receivables (consisting primarily of shareholders' loans and cash security deposits)	Discounted cash flow	Discount rate and forecasted cash flows

Lease receivables	Discounted cash flow	Discount rate

Other financial liabilities (consisting of secured and unsecured bank loans and lease liabilities)	Discounted cash flow	Discount rate

Other financial notes (consisting of unsecured notes)	List price	Not applicable

Disclosure of maturity analysis for derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows December 31, 2024
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	1,855,426	2,429,845	313,873	1,603,373	512,598
Other borrowings	16	763,085	1,111,977	143,799	292,668	675,510
Lease liabilities	16	3,744	4,138	2,397	1,517	224
Current trade and other payables *	17	52,073	52,073	52,073	—	—
		2,674,328	3,598,033	512,143	1,897,558	1,188,332

		Contractual cash flows June 30, 2025
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	4,215,914	4,881,080	550,526	4,184,029	146,525
Other borrowings	16	1,306,112	1,905,071	183,607	697,473	1,023,990
Lease liabilities	16	119,696	120,426	115,650	4,638	139
Current trade and other payables *	17	122,713	122,713	122,713	—	—
		5,764,435	7,029,291	972,496	4,886,140	1,170,654

* Deferred income and VAT payables (included in other payables) (see Note 16), which are not financial liabilities, are not included.